T. ROWE PRICE Blue Chip Growth Portfolio
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.7%
COMMUNICATION
SERVICES 15.9%
Entertainment 1.5%
Netflix (1) 60,297 22,768
Sea, ADR (1) 87,449 3,844
26,612
Interactive Media & Services 13.4%
Alphabet, Class A (1) 207,433 27,144
Alphabet, Class C (1) 917,222 120,936
Meta Platforms, Class A (1) 286,153 85,906
233,986
Wireless Telecommunication
Services 1.0%
T-Mobile U.S. (1) 124,581 17,448
17,448
Total Communication Services 278,046
CONSUMER
DISCRETIONARY 14.8%
Automobiles 2.9%
Tesla (1) 201,612 50,447
50,447
Broadline Retail 7.7%
Amazon.com (1) 1,057,857 134,475
134,475
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 5,244 16,172
Chipotle Mexican Grill (1) 8,527 15,620
DoorDash, Class A (1) 54,257 4,312
36,104
Specialty Retail 1.3%
Carvana (1) 89,700 3,766
Ross Stores  92,471 10,444
TJX  92,272 8,201
22,411
Textiles, Apparel & Luxury
Goods 0.8%
Lululemon Athletica (1) 22,636 8,729
NIKE, Class B  52,652 5,034
13,763
Total Consumer Discretionary 257,200
CONSUMER STAPLES 0.7%
Consumer Staples Distribution &
Retail 0.4%
Dollar General  61,517 6,508
6,508
Food Products 0.3%
Mondelez International, Class A  75,600 5,247
5,247
Total Consumer Staples 11,755
Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY 0.4%
Energy Equipment & Services 0.4%
Schlumberger  112,600 6,565
Total Energy 6,565
FINANCIALS 10.0%
Capital Markets 1.7%
Charles Schwab  109,179 5,994
Goldman Sachs Group  14,003 4,531
Morgan Stanley  102,292 8,354
MSCI  4,364 2,239
S&P Global  24,903 9,100
30,218
Financial Services 6.5%
Adyen (EUR) (1) 3,466 2,570
Affirm Holdings (1)(2) 67,268 1,431
ANT Group, Acquisition Date:
8/14/23, Cost $1,014 (1)(3)(4) 1,013,813 993
Fiserv (1) 31,925 3,606
Mastercard, Class A  121,345 48,041
Visa, Class A  245,145 56,386
113,027
Insurance 1.8%
Chubb  89,506 18,633
Marsh & McLennan  64,170 12,212
30,845
Total Financials 174,090
HEALTH CARE 13.0%
Health Care Equipment &
Supplies 2.3%
Align Technology (1) 5,959 1,819
Intuitive Surgical (1) 89,150 26,058
Stryker  36,479 9,968
Teleflex  11,108 2,182
40,027
Health Care Providers &
Services 4.6%
Elevance Health  16,361 7,124
Humana  26,047 12,672
UnitedHealth Group  121,002 61,008
80,804
Health Care Technology 0.2%
Veeva Systems, Class A (1) 21,252 4,324
4,324
Life Sciences Tools & Services 2.0%
Danaher  51,927 12,883
Thermo Fisher Scientific  43,995 22,269
35,152
Pharmaceuticals 3.9%
AstraZeneca, ADR  71,129 4,817
Eli Lilly  101,036 54,269
Zoetis  56,927 9,904
68,990
Total Health Care 229,297

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 2.1%
Aerospace & Defense 0.2%
TransDigm Group (1) 4,800 4,047
4,047
Commercial Services &
Supplies 0.2%
Cintas  6,092 2,930
2,930
Ground Transportation 0.4%
Old Dominion Freight Line  18,452 7,549
7,549
Industrial Conglomerates 1.3%
General Electric  82,793 9,153
Roper Technologies  27,005 13,078
22,231
Total Industrials & Business Services 36,757
INFORMATION
TECHNOLOGY 40.4%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  24,412 3,016
3,016
IT Services 1.3%
MongoDB (1) 28,357 9,807
Shopify, Class A (1) 166,862 9,106
Snowflake, Class A (1) 21,286 3,252
22,165
Semiconductors & Semiconductor
Equipment 9.4%
Advanced Micro Devices (1) 94,073 9,673
ASML Holding  30,263 17,815
Lam Research  5,211 3,266
Marvell Technology  82,326 4,456
Monolithic Power Systems  20,125 9,298
NVIDIA  250,570 108,995
Taiwan Semiconductor Manufacturing,
ADR  64,586 5,612
Texas Instruments  36,015 5,727
164,842
Software 19.4%
Atlassian, Class A (1) 32,400 6,529
BILL Holdings (1) 52,017 5,648
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(3)(4) 1,441 1,537
Confluent, Class A (1) 72,940 2,160
Crowdstrike Holdings, Class A (1) 17,831 2,985
Datadog, Class A (1) 32,257 2,938
Fortinet (1) 29,229 1,715
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(3)(4) 27,971 430
Intuit  42,330 21,628
Microsoft  736,573 232,573
ServiceNow (1) 69,086 38,616
Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 47,766 21,923
338,682
Technology Hardware, Storage &
Peripherals 10.1%
Apple  1,032,023 176,693
176,693
Total Information Technology 705,398
MATERIALS 0.9%
Chemicals 0.9%
Linde  23,155 8,622
Sherwin-Williams  30,774 7,849
Total Materials 16,471
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy  79,700 8,694
Total Utilities 8,694
Total Common Stocks (Cost
$733,430) 1,724,273
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)(3)
(4) 92 98
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(3)(4) 10 11
Databricks, Series G, Acquisition Date:
2/1/21, Cost $742 (1)(3)(4) 12,546 922
Databricks, Series H, Acquisition Date:
8/31/21, Cost $2,305 (1)(3)(4) 31,368 2,306
Databricks, Series I, Acquisition Date:
9/14/23, Cost $354 (1)(3)(4) 4,817 354
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(3)(4) 37,063 570
Total Information Technology 4,261
Total Convertible Preferred Stocks
(Cost $4,701) 4,261
CORPORATE BONDS 0.2%
Carvana, 12.00%, 12/1/28, (12.00%
PIK) (5)(6) 872,000 678
Carvana, 13.00%, 6/1/30, (13.00%
PIK) (5)(6) 1,308,000 1,017
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (5)(6) 1,548,000 1,203
Total Corporate Bonds (Cost $3,225) 2,898

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 5.40% (7)(8) 8,081,172 8,081
Total Short-Term Investments (Cost
$8,081) 8,081
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 5.40% (7)(8) 1,301,632 1,302
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 1,302
Total Securities Lending Collateral
(Cost $1,302) 1,302
Total Investments in
Securities 99.7%
(Cost $750,739) $ 1,740,815
Other Assets Less Liabilities 0.3% 5,081
Net Assets 100.0% $ 1,745,896
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,221 and represents 0.4% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,898 and represents
0.2% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 203++
Totals $ —# $ — $ 203+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 15,568  ¤  ¤ $ 9,383
Total $ 9,383^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $203 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,383.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Blue Chip Growth Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 2,898 $ — $ 2,898
Common Stocks 1,718,743 2,570 2,960 1,724,273
Convertible Preferred Stocks — — 4,261 4,261
Short-Term Investments 8,081 — — 8,081
Securities Lending Collateral 1,302 — — 1,302
Total $ 1,728,126 $ 5,468 $ 7,221 $ 1,740,815

T. ROWE PRICE Blue Chip Growth Portfolio

government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E307-054Q3 09/23